Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Fair Value Hierarchy of the Valuation Inputs

The following tables present information about the Company’s assets that are measured at fair value as of December 31, 2025 and 2024, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2025
Assets:
Investments in Trust Account	1	$132,583,821

	Level	December 31, 2024
Assets:
Investments in Trust Account	1	$127,163,421

Schedule of Market Assumptions Used in the Valuation of Public Warrants
November 12, 2024
Estimated share price	$9.93
Exercise price	$11.50
Term (years)	7.0
Annual risk-free rate	4.16%
Annual volatility after expected Business Combination date	5.0%

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Market Assumptions Used in the Valuation of Public Warrants

As discussed in Note 5 – Fair Value Measurements, the Company estimated the fair value of the Class C Units using the following Black-Scholes model assumptions on the date of grant:

August 30,
2025
Weighted average expected volatility	82.5%
Risk-free interest rate	3.8%
Dividend yield	0%
M&A expected term (years)	1.0
de-SPAC scenario (years)	0.45
M&A Discount for lack of marketability (“DLOM”)	20%
deSPAC DLOM	12.5%

Summary of Changes in the Estimated Fair Value

The following table provides a summary of changes in the estimated fair value of the August 2025 Warrant using significant Level 3 inputs:

Balance - January 1, 2025	$-
Issuance of August 2025 Warrant	-
Change in fair value of the August 2025 Warrant	2,992
Settlement of the August 2025 Warrant	(2,992)
Balance - December 31, 2025	$-

The following table provides a summary of changes in the estimated fair value of the digital asset receivable using Level 2 inputs:

Balance - January 1, 2025	$-
Staking deposit	98
Change in fair value	(70)
Balance - December 31, 2025	$28